Property and Equipment, net (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 7,758	$ 6,040
Accumulated depreciation and amortization	[1]		(4,179)	(2,915)
Property and equipment, net		$ 3,552	3,579	3,125
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		5,009	3,481
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		1,095	854
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		528	450
Internal Use Software Under Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			769	875
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]		110	130
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 247	$ 250

[1]	Property and equipment held under finance lease arrangements amounted to $443 and $542 as of March 31, 2024 and 2023, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively. Depreciation expense in respect to these assets was $401 and $386 for the years ended March 31, 2024 and 2023, respectively.